Annual Operating Expenses {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-18 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Retail Class
Dec. 30, 2022
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%